EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS

NOTE 22 – EMPLOYEE BENEFITS

In accordance with labor legislation in the countries in which Grupo Aval operates, and based on labor conventions and collective bargaining agreements signed between Grupo Aval’s subsidiaries and their employees, employees have short term benefits (including but not limited to salaries, holidays, legal and extralegal premiums, interests on severances and defined contribution plans such as severances), long-term benefits (including but not limited to seniority bonuses), post-employment benefits (including but not limited to medical aids) and retirement benefits (including but not  limited to severance payments to employees in Colombia who continue with labor regime before Law 50 of 1990 and legal and extralegal retirement pensions). Compensation of key management personnel (see note 34) includes salaries.

Through personnel benefits plans, Grupo Aval is exposed to several risks (interest rates), which are intended to be minimized by applying the risk management policies and procedures defined under Note 4.

The detail of the balance of liabilities for employee benefits as of December 31, 2021, and 2020 is as follows:

	December 31, 2021		December 31, 2020
Short term	Ps.	552,889	Ps.	462,070
Post-employment		522,196		597,936
Long term		134,831		180,090
Total	Ps.	1,209,916	Ps.	1,240,096

Plan Asset	Ps.	(46,840)	Ps.	(38,241)

Net employee benefits	Ps.	1,163,076	Ps.	1,201,855

22.1          Post-employment benefits

In Colombia, when employees retire after completing certain thresholds of years and time of service, retirement pensions are assumed by public or private pension funds based on defined contribution plans,. Entities and employees contribute monthly defined amounts by law to gain entitlement to a pension at the time of retirement.

Unlike in Central America, in Colombia according to prior labor regimes, post-employment benefits for employees hired before (i) 1968 require pensions to be directly assumed the company for those employees that have fulfilled the requirements of age and years of service and (ii) 1990 entitle employees to receive a compensation equivalent to the last month of salary multiplied by each year of service.

Some subsidiaries have labor conventions or pay extra-legal premiums to employees retiring in compliance with the required age and time of service, when they start enjoying the pension granted by the pension funds.

Some retirees of Grupo Aval and its subsidiaries receive benefits including coverage of medical treatments.

As of December 31, 2021 and 2020, the post-employment benefit expense is composed of:

	December 31, 2021		December 31, 2020
Defined contribution plan	Ps.	77,257	Ps.	83,549
Defined benefit plan		48,857		37,917

22.2          Long Term Employee Benefits

Some Grupo Aval subsidiaries grant their employees extra-legal long-term premiums during their working lives per every five years of service that they complete, calculated as days of salary per year of work.

Grupo Aval has recognized the liabilities corresponding to these benefits, based on the same actuarial calculations and using the same parameters as in retirement benefits.

The following table shows the Post-employment and long-term benefits movements during the years ended on December 31, 2021, 2020 and 2019 are as follows:

	Post-employment benefits						Long-term benefits
	December		December		December		December		December		December
	31, 2021		31, 2020		31, 2019		31, 2021		31, 2020		31, 2019
Balance at the beginning of the year	Ps.	597,936	Ps.	590,914	Ps.	541,226	Ps.	180,090	Ps.	186,333	Ps.	242,335
Business combination (1)		—		13,632		—		—		—		—
Service costs		15,606		6,410		14,567		18,454		17,915		22,860
Interests cost		33,251		32,745		37,138		7,982		8,563		14,252
Gain on settlements		—		(1,238)		—		—		—		—
Past Service Costs (2)		—		—		1,018		(28,009)		(15,659)		(49,400)
	Ps.	646,793	Ps.	642,463	Ps.	593,949	Ps.	178,517	Ps.	197,152	Ps.	230,047
Changes in actuarial assumptions from changes in demographic assumptions		7,142		—		7,407		(1,493)		—		—
Changes in actuarial assumptions from changes in financial assumptions		(67,646)		7,835		54,674		(21,462)		11,449		(13,008)
	Ps.	(60,504)	Ps.	7,835	Ps.	62,081	Ps.	(22,955)	Ps.	11,449	Ps.	(13,008)
Payments to employees		(79,776)		(63,515)		(63,580)		(20,731)		(28,511)		(30,706)
Effect of movements in exchange rates		15,683		11,153		(1,536)		—		—		—
Liability balance at the end of the year	Ps.	522,196	Ps.	597,936	Ps.	590,914	Ps.	134,831	Ps.	180,090	Ps.	186,333

Plan Assets
Balance at the beginning of the year plan assets		(38,241)		(22,756)		—		—		—		—
Business combination (1)		—		(13,632)		—		—		—		—
Recognition of the active plan		—		(840)		(21,474)		—		—		—
Interests income		(1,320)		(863)		(318)		—		—		—
Remeasurements on plan assets		(1,161)		1,651		(859)		—		—		—
Effect of movements in exchange rates		(6,118)		(1,801)		(105)		—		—		—
Balance at the end of the year plan assets	Ps.	(46,840)	Ps.	(38,241)	Ps.	(22,756)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	475,356	Ps.	559,695	Ps.	568,158	Ps.	134,831	Ps.	180,090	Ps.	186,333
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	The variation includes the effect of a change in a long-term institutional benefit plan for the year 2021 at Banco de Occidente and Fiduciaria de Occidente, for the year 2020 at Porvenir and Fiduciaria Bogota and for the year 2019 at Banco de Bogotá, which went from being a defined benefit plan to a defined contribution plan, through which the bank makes monthly contributions into a fund created for each employee.

The assumptions used to calculate the obligation projected for different post-employment benefits employees are as follows:

	December 31,	December 31,
Post-employment benefits *	2021	2020
Discount interest rate	7.15%	5.78%
Inflation rate	2.91%	2.94%
Salary growth rate	3.06%	3.25%
Pension growth rate	3.03%	3.03%

* Entities in Colombia and subsidiaries abroad participate.

	December 31,	December 31,
Long-term benefits *	2021	2020
Discount interest rate	7.20%	4.78%
Inflation rate	3.00%	3.00%
Salary growth rate	3.40%	4.00%

* Only entities from Colombia participate.

Employee turnover is calculated based on the experience of each entity. For those entities where a sufficiently long statistic history is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit. Employee´s life expectancy is calculated based on the mortality tables RV08 (Colombia) and GA83 (Central America).

The sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables is shown below, maintaining other variables at constant values (increase or decrease 50 basis points):

	-0.50 basic points				+0.50 basic points
At December 31, 2021	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	17,436	Ps.	3,258	Ps.	(16,970)	Ps.	(3,073)
Salaries growth rate		(5,898)		(3,752)		5,513		3,946
Retirement growth rate		(13,832)		N/A		13,967		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2020	Post-employment benefits		Long-term benefits		Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	23,540	Ps.	5,068	Ps.	(22,724)	Ps.	(4,787)
Salaries growth rate		(5,286)		(5,444)		5,596		5,718
Retirement growth rate		(15,429)		N/A		16,475		N/A

Future benefit payments projected, reflecting services, as the case may be, are expected to be paid as follows:

		Payments for post-		Payments for long-
Year		Employment benefits		term benefits
2022	Ps.	70,504	Ps.	20,986
2023		62,396		19,604
2024		61,762		24,039
2025		62,107		23,745
2026		63,917		19,247
Years 2027 – 2031		325,705		97,157